ACQUISITION OF HORIZON AIRCRAFT, INC.	6 Months Ended
Jun. 30, 2021
Business Combinations [Abstract]
ACQUISITION OF HORIZON AIRCRAFT, INC.
NOTE 2 – ACQUISITION OF HORIZON AIRCRAFT, INC.

On February 17, 2021, the Company entered into a binding letter of intent to acquire all of the issued and outstanding securities of Horizon Aircraft Inc. (“Horizon”). Pursuant to the Share Exchange Agreement which closed May 28, 2021, the Company acquired all of the issued and outstanding common shares of Horizon in exchange for 5,000,000 common shares of the Company. The Company intends to deliver the required shares the week following September 27, 2021. The Company is accounting for this purchase as business combination.

If, following the Closing, Horizon develops a 1:2 scale test prototype of an eVTOL aircraft that can fly in accordance with mutually agreed upon parameters (a “Working Prototype”), then (X) if the Working Prototype is developed within 12 months following Closing, the Company shall issue the current shareholders of Horizon an additional 2,000,000 common shares of the Company or (Y) if the Working Prototype is developed within 18 months following Closing, the Company shall issue the current shareholders of Horizon an additional 1,500,000 common shares of the Company.

The Company will provide Horizon with a minimum of USD $1,500,000 to be used as a first year operating budget. As of September 29, 2021, the Company has provided $765,000.

Horizon shareholders have entered into customary lock-up agreements whereby they agree not to sell or dispose of the Company’s common shares received in the exchange for varying periods of time.  The Company agrees to include the Company’s common shares held by E. Brandon Robinson and Seaview Capital in any registration filed by the Company under applicable Canadian securities laws or U.S. securities laws.

The Company has entered in employment agreements with certain key employees of Horizon.  Additionally, the Company has appointed Brandon Robinson as President of the Company and to the Company’s board of directors.
The Company has recorded the acquisition of specific Horizon assets and liabilities at a value of $16,227,753 based on the fair market value of the shares of the Company at the time of the acquisition. The value is inclusive of in-process research and development of $2,169,000, non-compete agreements of $433,800 and goodwill of $14,011,720. The Company had an independent third-party company prepare a valuation of the transaction. As part of that valuation, Astro recorded an impairment expense of all of the goodwill in the three and six months ended June 30, 2021.

The table below summarizes the fair value of the assets acquired and liabilities assumed on the date of the acquisition:

Assets acquired:
May 28, 2021

Cash	$131,896
Other Receivables	$19,786
Prepaid Expenses	$20,967
Property and Equipment	$33,292
In Process Research & Development	$2,169,000
Noncompete Agreements	$433,800
Goodwill	$14,011,720

Total Assets Acquired	$16,820,461

Liabilities Assumed:

Promissory Note Payable	$375,000
CEBA Loan Payable	$49,677
Accounts Payable and Accrued Liabilities	$168,031

Total Liabilities Assumed	$592,708

Fair Value of Common Stock Issued	$16,227,753